Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Costs

The following table sets forth information about the Company’s lease costs for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
Operating lease cost	$5,574	$5,599
Short-term lease cost	495	324
Finance lease cost:
Amortization of right-of-use assets	318	—
Interest on lease liabilitites	357	—
Total lease costs	$6,744	$5,923

The following table sets forth supplemental cash flow information about the leases for the three months ended March 31, 2025 and 2024:

	Three Months Ended March 31,
	2025	2024
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilitites	$7,833	$3,571
Finance lease liabilities	$14,023	$—

Supplemental balance sheet information related to the leases is as follows:

	March 31, 2025	December 31, 2024
Weighted-average remaining lease term – operating leases	8.71 years	9.09 years
Weighted-average discount rate – operating leases	7.08%	6.87%
Weighted-average remaining lease term – finance leases	4.81 years	4.83 yeas
Weighted-average discount rate – finance leases	8.84%	8.23%

The following table sets forth information about the Company’s lease costs for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Operating lease cost	$21,195	$18,278
Short-term lease cost	1,685	768
Finance lease cost:
Amortization of right-of-use assets	743	—
Interest on lease liabilities	303	—
Total lease costs	$23,926	$19,046

The following table sets forth supplemental cash flow information about operating and finance leases for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
ROU assets obtained in exchange for new lease liabilities
Operating lease liabilities	$14,866	$48,807
Finance lease liabilities	$16,039	$—

Supplemental balance sheet information related to the leases is as follows:

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	9.09 years	8.52 years
Weighted-average discount rate – operating leases	6.87%	6.54%
Weighted-average remaining lease term – finance leases	4.83 years	0 years
Weighted-average discount rate – finance leases	8.23%	—%

Schedule of Future Minimum Lease Payments

The Company’s future lease payments under non-cancellable operating leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$19,739
2026	17,455
2027	12,714
2028	6,451
2029	4,095
Thereafter	40,226
Total undiscounted cash flows	100,680
Less: Imputed interest	(30,452)
Present value of lease liabilities	$70,228

Schedule of Finance Lease Payments

The Company’s future lease payments under finance leases as of December 31, 2024 are as follows:

Fiscal Year	Amount
2025	$1,837
2026	2,334
2027	1,890
2028	1,531
2029	788
Thereafter	—
Total undiscounted cash flows	8,380
Less: Imputed interest	(1,390)
Present value of lease liabilities	$6,990

Schedule of Future Minimum Lease Payments Under Operating and Finance Leases

The Company’s future lease payments under operating leases as of March 31, 2025 are as follows:

Fiscal Year	Amount
Remainder of 2025	$16,205
2026	19,715
2027	15,207
2028	7,896
2029	5,395
Thereafter	40,522
Total undiscounted cash flows	104,940
Less: Imputed interest	(30,995)
Present value of lease liabilities	$73,945

The Company’s future lease payments under finance leases as of March 31, 2025 are as follows:

Fiscal Year	Amount
Remainder of 2025	$4,668
2026	6,736
2027	5,445
2028	4,411
2029	3,121
Thereafter	790
Total undiscounted cash flows	25,171
Less: Imputed interest	(4,200)
Present value of lease liabilities	$20,971